Loan from Related Party (Details Narrative) (10-K) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 02, 2016	Oct. 02, 2016	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014
Debt principal amount					$ 91,166		$ 91,166		$ 91,166	$ 128,466
Amortization of debt discount										$ 62,200
Cumulative interest											$ 96,579	$ 0
March 2014 Note [Member]
Debt interest rate				12.50%
Debt maturity date				Mar. 31, 2015
Debt principal amount				$ 157,500
Percentage of common stock conversion price				50.00%
Embedded conversion feature of the convertible debt				$ 305,039
Convertible debt fair value									165,542
Established debt discount			$ 78,534	$ 157,500					0		78,534
Amortization of debt discount											78,966
June 2014 Note [Member]
Debt interest rate													12.50%
Debt maturity date			Jun. 30, 2015
Debt principal amount													$ 110,741
Percentage of common stock conversion price			50.00%
Embedded conversion feature of the convertible debt			$ 213,207
Convertible debt fair value									116,935
Established debt discount			$ 82,828						0		82,828		$ 110,741
Amortization of debt discount											$ 27,913
September 2014 Note [Member]
Debt interest rate			12.50%								12.50%
Debt maturity date			Sep. 30, 2015
Debt principal amount			$ 98,575								$ 98,575
Percentage of common stock conversion price			50.00%
Embedded conversion feature of the convertible debt			$ 181,771
Convertible debt fair value									103,608
Established debt discount			98,575						0		98,575
Amortization of debt discount											0
September 2014 Note One [Member]
Established debt discount			$ 61,273						0		$ 61,273
Amortization of debt discount									$ 0
October 2016 Note [Member]
Debt interest rate	8.00%	8.00%
Debt maturity date	Sep. 30, 2017	Sep. 30, 2017
Debt principal amount	$ 155,300	$ 155,300